Summary of Significant Accounting Policies - Schedule of Disaggregation of Net Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of net revenues [Line Items]
Net revenues	¥ 5,909,019	$ 844,979	¥ 5,625,919	¥ 5,389,208
Learning services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	2,630,571	376,167	2,747,290	3,148,114
Tutoring services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	2,086,267		2,384,664	2,914,064
Fee-based premium services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	544,304		362,626	234,050
Smart devices [Member]
Disaggregation of net revenues [Line Items]
Net revenues	739,644	105,768	903,669	909,192
Online marketing services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	¥ 2,538,804	$ 363,044	¥ 1,974,960	¥ 1,331,902